Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity for 2012 is as follows (shares in thousands):

			Weighted	Weighted
		Weighted	Average	Average
	Number	Average	Grant	Remaining	Aggregate
	of	Exercise	Date	Contractual	Intrinsic
	Options	Price	Fair	Life	Value

Outstanding at December 31, 2011	1,551	$10.56	$10.56
2012 activity	-	-	-
Outstanding at June 30, 2012	1,551	$10.56	$10.56	6.1 years	$-
Exercisable at June 30, 2012	675	$10.56	$10.56	8.5 years	$-

A summary of activity relating to our stock options is as follows (options in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2010	204	$11.36
Granted	1,383	10.56
Expired	0	169.92
Forfeited	(35)	9.60
Outstanding as of December 31, 2011	1,551	10.56	$6.57
Exercisable as of December 31, 2011	675	$10.56	$9.02	—

Schedule Of Share-Based Compensation Expense Allocation [Table Text Block]
Stock-based compensation expense was as follows for the three months and six months ended June 30, 2012 and 2011 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011

Research and development	$131	$1,782	$289	$1,946
General and administrative	724	3,676	1,608	4,005
Total stock-based compensation expense	$855	$5,458	$1,897	$5,951

Schedule Of Unvested Stock Option [Table Text Block]

A summary of the Company’s unvested stock option grants and changes during 2011 was as follows (options in thousands):

		Weighted-
		Average
		Grant Date
	Options	Fair Value
Outstanding at December 31, 2010	59	$10.83
Granted during 2011	1,383	10.56
Vested during 2011	(566)	10.56
Outstanding at December 31, 2011	876	10.56

Schedule Of Stock Options Outstanding and Related Prices [Table Text Block]

Additional information regarding stock options outstanding and exercisable at December 31, 2011 is as follows, in thousands, except option price and weighted average exercise price.

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted		Weighted
Range of		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Price

$ 8.80 - 9.60	105	7.64	$8.80	50	$8.96
$ 9.76 - 33.60	1,446	6.50	$10.72	624	$10.72
$ 38.56 - 1,200.00	6	4.31	$433.76	0	$433.76
Total	1,551	9.02	$10.56	674	$10.72